INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Taxes Details
Tax expense (benefit) at the statutory rate					$ (157,000)	$ (225,000)
State income taxes, net of federal income tax benefit					(17,000)	(24,000)
Change in valuation allowance					174,000	249,000
Total